Reverse Recapitalization - Summary of Share Listing Expenses Recognised In Profit or Loss (Detail) - USD ($) $ in Millions		12 Months Ended
	Dec. 01, 2021	Dec. 31, 2021
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Fair value of net assets of AGC comprising		$ 398
Cash and cash equivalents		482
Payables		(7)
Warrant liabilities		(77)
Share listing expenses recognised in profit or loss	$ (290)	(290)
GHL Class A ordinary shares
Disclosure of Reverse Recapitalization on Identifiable Net Assets Acquired [Line Items]
Fair value of consideration comprising 62.5 million GHL Class A ordinary shares (see Note 11)		$ (688)